united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

           Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

           CT CORPORATION SYSTEM

           1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Smart Value Fund

December 31, 2022

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Day Hagan Smart Value Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

Average Annual Total Return through December 31, 2022*, as compared to its benchmark:

	Six Months	1 Year Return	3 Year Return	5 Year Return	Since Inception ^
Day Hagan Smart Value Fund Class A	1.88%	-6.67%	7.14%	5.31%	5.98%
Day Hagan Smart Value Fund Class A with load	-3.96%	-12.05%	5.05%	4.07%	5.25%
Day Hagan Smart Value Fund Class C	1.50%	-7.41%	6.36%	4.53%	5.19%
Day Hagan Smart Value Fund Class I	2.09%	-6.41%	7.43%	5.59%	6.26%
S&P 500 Value Total Return Index **	6.98%	-5.22%	6.26%	7.58%	8.34%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information. Please read carefully before investing. Certain purchases of Class A shares are subject to a 1.00% maximum deferred sales charge. A $15 fee may be charged for redemptions made by wire. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.48% for Class A shares, 2.23% for Class C shares and 1.23% for Class I shares through October 31, 2023. The Fund’s gross total annual operating expenses were 2.30% for Class A shares, 3.05% for Class C shares and 2.05% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The S&P 500 Value Total Return Index is a market capitalization-weighted index of approximately 500 widely held value stocks. Investors cannot invest directly in an index.

^	Inception date is July 1, 2014.

Portfolio Composition on December
31, 2022	% of Net Assets
Institutional Financial Services	10.5%
Exchange Traded Fund - Equity	9.3%
Technology Services	9.2%
Transportation & Logistics	8.1%
Biotech & Pharma	6.8%
Health Care Facilities & Services	5.7%
Retail - Discretionary	5.5%
Insurance	5.3%
Asset Management	5.0%
Gas & Water Utilities	4.9%
Other / Cash & Cash Equivalents	29.7%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

DAY HAGAN SMART VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 85.1%
	ADVERTISING & MARKETING - 2.6%
17,700	Interpublic Group of Companies, Inc. (The)	$589,587

	ASSET MANAGEMENT - 5.0%
790	BlackRock, Inc.	559,818
5,349	T Rowe Price Group, Inc.	583,362
		1,143,180
	BANKING - 3.9%
6,600	JPMorgan Chase & Company	885,060

	BIOTECH & PHARMA - 6.8%
8,000	Bristol-Myers Squibb Company	575,600
9,000	Merck & Company, Inc.	998,550
		1,574,150
	ELECTRIC UTILITIES - 2.1%
12,100	OGE Energy Corporation	478,555

	FOOD - 2.6%
9,600	Tyson Foods, Inc., Class A	597,600

	GAS & WATER UTILITIES - 4.9%
9,500	National Fuel Gas Company	601,350
14,200	UGI Corporation	526,394
		1,127,744
	HEALTH CARE FACILITIES & SERVICES - 5.7%
4,200	AmerisourceBergen Corporation	695,982
6,500	CVS Health Corporation	605,735
		1,301,717
	INFRASTRUCTURE REIT - 2.8%
3,000	American Tower Corporation	635,580

	INSTITUTIONAL FINANCIAL SERVICES - 10.5%
8,900	Bank of New York Mellon Corporation (The)	405,128
2,350	Goldman Sachs Group, Inc. (The)	806,942
6,228	Morgan Stanley	529,505

See accompanying notes which are an integral part of these financial statements.

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 85.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 10.5% (Continued)
12,000	SEI Investments Company	$699,600
		2,441,175
	INSURANCE - 5.3%
8,550	Aflac, Inc.	615,087
3,200	Travelers Companies, Inc. (The)	599,968
		1,215,055
	OIL & GAS PRODUCERS - 4.9%
3,600	Chevron Corporation	646,164
26,500	Kinder Morgan, Inc.	479,120
		1,125,284
	RETAIL - DISCRETIONARY - 5.5%
2,700	Home Depot, Inc. (The)	852,822
2,000	Lowe’s Companies, Inc.	398,480
		1,251,302
	SEMICONDUCTORS - 2.4%
5,000	QUALCOMM, Inc.	549,700

	TECHNOLOGY HARDWARE - 2.8%
13,500	Cisco Systems, Inc.	643,140

	TECHNOLOGY SERVICES - 9.2%
6,400	Amdocs Ltd.	581,760
13,000	Cognizant Technology Solutions Corporation, Class A	743,470
5,600	International Business Machines Corporation	788,984
		2,114,214
	TRANSPORTATION & LOGISTICS - 8.1%
4,000	Landstar System, Inc.	651,600
3,400	United Parcel Service, Inc., Class B	591,056
15,000	Werner Enterprises, Inc.	603,900
		1,846,556

	TOTAL COMMON STOCKS (Cost $16,460,042)	19,519,599

See accompanying notes which are an integral part of these financial statements.

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 9.3%
	EQUITY - 9.3%
8,000	Invesco QQQ Trust Series 1	$2,130,240

	TOTAL EXCHANGE-TRADED FUND (Cost $2,225,107)	2,130,240

	TOTAL INVESTMENTS – 94.4% (Cost $18,685,149)	$21,649,839
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%	1,276,013
	NET ASSETS - 100.0%	$22,925,852

LTD	- Limited Company

REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Day Hagan Smart Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

ASSETS
Investment securities:
At cost	$18,685,149
At value	$21,649,839
Cash at Custodian	1,207,872
Receivable for Fund shares sold	22,269
Dividend and interest receivable	44,187
Receivable due from Advisor	2,279
Prepaid expenses and other assets	35,318
TOTAL ASSETS	22,961,764

LIABILITIES
Payable to related parties	16,522
Distribution (12b-1) fees payable	5,809
Accrued expenses and other liabilities	13,581
TOTAL LIABILITIES	35,912
NET ASSETS	$22,925,852

Composition of Net Assets:
Paid in capital	$21,153,630
Distributable Earnings	1,772,222
NET ASSETS	$22,925,852

See accompanying notes to financial statements.

Day Hagan Smart Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,589,690
Shares of beneficial interest outstanding (a)	212,412
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$12.19
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.93

Class C Shares:
Net Assets	$3,926,777
Shares of beneficial interest outstanding (a)	330,185
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.89

Class I Shares:
Net Assets	$16,409,385
Shares of beneficial interest outstanding (a)	1,339,625
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.25

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Day Hagan Smart Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

INVESTMENT INCOME
Dividends	$301,822
Interest	12,843
TOTAL INVESTMENT INCOME	314,665

EXPENSES
Investment management fees	122,215
Distribution (12b-1) fees:
Class A	2,567
Class C	23,205
Registration fees	30,360
Administration fees and expenses	27,910
Transfer agent fees	21,581
Shareholder service fees	13,300
Management service fees	12,222
Compliance officer fees	10,347
Legal fees	10,167
Trustees fees and expenses	7,186
Audit fees	7,062
Printing and postage expenses	3,685
Custodian fees	1,697
Insurance expense	552
Other expenses	1,515
TOTAL EXPENSES	295,571
Less: Fees waived by the Manager	(117,944)
NET EXPENSES	177,627

NET INVESTMENT INCOME	137,038

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(1,369,578)

Net change in unrealized appreciation (depreciation) on investments	1,733,027
Net change in unrealized appreciation (depreciation) from foreign currency translations	(497)
Net change in unrealized appreciation on investments and foreign currency translations	1,732,530

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	362,952

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$499,990

See accompanying notes to financial statements.

Day Hagan Smart Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
FROM OPERATIONS	(Unaudited)
Net investment income	$137,038	$329,499
Net realized gain (loss) from investments	(1,369,578)	6,257,955
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,732,530	(5,969,338)
Net increase in net assets resulting from operations	499,990	618,116

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(96,855)	(17,172)
Class C	(175,415)	(22,395)
Class I	(710,355)	(294,986)
Total distributions to shareholders	(982,625)	(334,553)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,026,280	508,200
Class C	2,000	18,994
Class I	277,048	1,542,320
Net asset value of shares issued in reinvestment of distributions:
Class A	80,598	13,285
Class C	173,555	21,850
Class I	607,599	184,229
Payments for shares redeemed:
Class A	(103,011)	(102,463)
Class C	(1,127,260)	(332,040)
Class I	(2,303,336)	(13,950,242)
Net decrease in net assets from shares of beneficial interest	(1,366,527)	(12,095,867)

TOTAL DECREASE IN NET ASSETS	(1,849,162)	(11,812,304)

NET ASSETS
Beginning of period/year	24,775,014	36,587,318
End of period/year	$22,925,852	$24,775,014

SHARE ACTIVITY
Class A:
Shares Sold	82,964	37,660
Shares Reinvested	6,564	1,017
Shares Redeemed	(8,262)	(7,995)
Net increase in shares of beneficial interest outstanding	81,266	30,682

Class C:
Shares Sold	162	1,469
Shares Reinvested	14,448	1,735
Shares Redeemed	(93,008)	(25,853)
Net decrease in shares of beneficial interest outstanding	(78,398)	(22,649)

Class I:
Shares Sold	21,470	115,706
Shares Reinvested	49,288	14,044
Shares Redeemed	(179,360)	(1,068,236)
Net decrease in shares of beneficial interest outstanding	(108,602)	(938,486)

See accompanying notes to financial statements.

Day Hagan Smart Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Class A

	Six Months		Year	Year	Year	Year		Year
	Ended		Ended	Ended	Ended	Ended		Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Net asset value, beginning of year	$12.49		$12.54	$9.17	$10.32	$11.53		$11.33
Activity from investment operations:
Net investment income (1)(2)	0.07		0.15	0.11	0.13	0.15		0.08
Net realized and unrealized gain (loss) from investments	0.17		(0.05)	3.40	(1.13)	(0.23)		0.95
Total from investment operations	0.24		0.10	3.51	(1.00)	(0.08)		1.03
Less distributions from:
Net investment income	(0.04)		(0.15)	(0.14)	(0.14)	(0.15)		(0.08)
Net realized gains	(0.50)		—	—	(0.01)	(0.98)		(0.75)
Total distributions	(0.54)		(0.15)	(0.14)	(0.15)	(1.13)		(0.83)
Net asset value, end of year	$12.19		$12.49	$12.54	$9.17	$10.32		$11.53
Total return (3)	1.88	% (7)	0.76%	38.46%	(9.75)%	0.09	% (6)	9.29%
Net assets, at end of year (000s)	$2,590		$1,637	$1,260	$2,041	$4,321		$9,442
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.46	% (8)	2.30%	2.12%	1.86%	1.70%		1.61%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.48	% (8)	1.55%	1.55%	1.55%	1.55%		1.60%
Ratio of net investment income to average net assets (2)(5)	1.07	% (8)	1.11%	1.09%	1.28%	1.41%		0.67%
Portfolio Turnover Rate	23	% (7)	65%	64%	54%	53%		84%

(1)	Per share amounts calculated using the average shares method.

(2)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the manager.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Had the manager not reimbursed the trade error, the effect on total return would have been (0.01)%.

(7)	Not annualized.

(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Day Hagan Smart Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Class C

	Six Months		Year	Year	Year	Year		Year
	Ended		Ended	Ended	Ended	Ended		Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Net asset value, beginning of year	$12.21		$12.26	$8.97	$10.10	$11.31		$11.14
Activity from investment operations:
Net investment income (loss) (1)(2)	0.02		0.04	0.04	0.05	0.07		(0.01)
Net realized and unrealized gain (loss) from investments	0.17		(0.04)	3.30	(1.09)	(0.23)		0.94
Total from investment operations	0.19		—	3.34	(1.04)	(0.16)		0.93
Less distributions from:
Net investment income	(0.01)		(0.05)	(0.05)	(0.08)	(0.07)		(0.01)
Net realized gains	(0.50)		—	—	(0.01)	(0.98)		(0.75)
Total distributions	(0.51)		(0.05)	(0.05)	(0.09)	(1.05)		(0.76)
Net asset value, end of year	$11.89		$12.21	$12.26	$8.97	$10.10		$11.31
Total return (3)	1.50	% (7)	0.02%	37.34%	(10.35)%	(0.70	)% (6)	8.43%
Net assets, at end of year (000s)	$3,927		$4,987	$5,288	$6,963	$11,495		$16,869
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.21	% (8)	3.05%	2.87%	2.61%	2.45%		2.36%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.23	% (8)	2.30%	2.30%	2.30%	2.30%		2.35%
Ratio of net investment income (loss) to average net assets (2)(5)	0.35	% (8)	0.33%	0.34%	0.54%	0.69%		(0.08%)
Portfolio Turnover Rate	23	% (7)	65%	64%	54%	53%		84%

(1)	Per share amounts calculated using the average shares method.

(2)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, any, and does not reflect the impact of redemption fees. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the manager.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Had the manager not reimbursed the trade error, the effect on total return would have been (0.01)%.

(7)	Not annualized.

(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Day Hagan Smart Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Class I

	Six Months		Year	Year	Year	Year		Year
	Ended		Ended	Ended	Ended	Ended		Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Net asset value, beginning of year	$12.53		$12.59	$9.21	$10.35	$11.56		$11.37
Activity from investment operations:
Net investment income (1)(2)	0.09		0.17	0.14	0.15	0.19		0.11
Net realized and unrealized gain (loss) from investments	0.17		(0.05)	3.40	(1.11)	(0.24)		0.95
Total from investment operations	0.26		0.12	3.54	(0.96)	(0.05)		1.06
Less distributions from:
Net investment income	(0.04)		(0.18)	(0.16)	(0.17)	(0.18)		(0.12)
Net realized gains	(0.50)		—	—	(0.01)	(0.98)		(0.75)
Total distributions	(0.54)		(0.18)	(0.16)	(0.18)	(1.16)		(0.87)
Net asset value, end of year	$12.25		$12.53	$12.59	$9.21	$10.35		$11.56
Total return (3)	2.09	% (7)	0.92%	38.76%	(9.43)%	0.35	% (6)	9.45%
Net assets, at end of year (000s)	$16,409		$18,150	$30,040	$29,940	$62,506		$93,997
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.21	% (8)	2.05%	1.87%	1.61%	1.45%		1.36%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.23	% (8)	1.30%	1.30%	1.30%	1.30%		1.35%
Ratio of net investment income to average net assets (2)(5)	1.33	% (8)	1.31%	1.36%	1.52%	1.71%		0.92%
Portfolio Turnover Rate	23	% (7)	65%	64%	54%	53%		84%

(1)	Per share amounts calculated using the average shares method.

(2)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the manager.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Had the manager not reimbursed the trade error, the effect on total return would have been (0.01)%.

(7)	Not annualized.

(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Day Hagan Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty- six series. These financial statements relate to the Day Hagan Smart Value Fund (the “Fund”), a separate diversified series of the Trust. The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

The Fund commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

The Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Fund, has the same rights and voting privileges, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing service and distribution fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including Accounting Standards Update 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange--traded fund purchased by the Fund will not change. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the manager does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Index options are valued at the mean prices provided by an approved independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and

Day Hagan Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Fund utilizes various methods to measure the fair value of all of it’s investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2022:

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stock (b)	$19,519,599	$—	$—	$19,519,599
Exchange-Traded Funds (b)	2,130,240	—	—	2,130,240
Total	$21,649,839	$—	$—	$21,649,839

(a)	As of and during the six months ended December 31, 2022, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major index classification, please refer to the Schedule of Investments.

b)       Federal Income Tax – The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2022, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of

Day Hagan Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Operations. As of December 31, 2022, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2020-2022 for the Fund) or expected to be taken in year ended 2023 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax returns are presently in progress.

c)       Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. The Fund distributes net investment income quarterly. Distributable net realized gains, if any, are declared and distributed annually.

d)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

e)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)       Indemnification – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)       Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares, in the Fund, made at or above the $1 million breakpoint that are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended December 31, 2022, there were no redemption fees paid to the Fund and there were no CDSC fees paid to the Manager.

i)       Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Day Hagan Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund was as follows:

Purchases	Sales
$5,369,548	$8,020,269

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Day Hagan acts as investment manager to the Fund pursuant to the terms of an investment advisory agreement between the Fund and Day Hagan (the “Management Agreement”) . Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets for the Fund, such fees to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2022, management fees of $112,215 were incurred by the Fund, before the waiver and reimbursement described below. For the six months ended December 31, 2022 the Manager owed $2,279 to the Fund.

Effective August 2, 2022, the Manager and the Trust, with respect to the Fund, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.48% for Class A shares, 2.23% for Class C shares, and 1.23% for Class I shares of the Fund’s average daily net assets through October 31, 2023. Prior to November 1, 2022, the Expense Limitation Agreement was 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class I shares of the Fund’s average daily net assets. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within three years after the fees have been waived or reimbursed, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the six months ended December 31, 2022, the Manager waived management fees of $117,944 for the Fund, pursuant to the Expense Limitation Agreement. As of December 31, 2022 the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2023	2024	2025
Day Hagan Smart Value Fund	$184,460	$200,749	$221,616

Pursuant to the Management Services Agreement between MFund Services, LLC (“MFund”) and the Trust, MFund provides various management and legal administrative services. For these services, the Fund pays MFund as of the last day of each month an annualized asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Management service fees”. A Trustee of the Trust is also the controlling member of MFund and the investment adviser to other series of the Trust.

Day Hagan Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Pursuant to a Compliance Services Agreement between Mfund and the Trust, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) basis point fees in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares of the Fund, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2022 the Distributor received $48 in underwriter commissions from the sale of Class A shares of the Fund.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,674,217 for the Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation:	$3,778,372
Gross Unrealized Depreciation:	(802,750)
Net Unrealized Appreciation:	$2,975,622

The tax character of distributions paid during the fiscal years ended June 30, 2022 and June 30, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2022	June 30, 2021
Ordinary Income	$329,571	$454,035
Long-Term Capital Gain	4,982	—
Return of Capital	—	—
	$334,553	$454,035

Day Hagan Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

As of June 30, 2022, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$—	$1,011,843	$—	$—	$—	$1,243,014	$2,254,857

The difference between book basis and tax basis unrealized appreciation and accumulated net realized losses are primarily attributable to of losses the C-Corporation return of capital distribution.

At June 30, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$5,144,716

(5)	COVID-19 RISK

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of COVID-19’s effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, RJ Trust Co. held 42.89% and may be deemed to control the Fund.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Day Hagan Smart Value Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022

Approval of the Renewal of the Management Agreement between Mutual Fund Series Trust and Day Hagan Asset Management with respect to Day Hagan Smart Value Fund

At a meeting held on August 16 and 23, 2022, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the management agreement (the “Management Agreement”) between Mutual Fund Series Trust the (“Trust”) and Day Hagan Asset Management (“DHAM”) with respect to Day Hagan Smart Value Fund (“Day Hagan SV”).

The Board examined DHAM’s responses to a series of questions regarding, among other things, its advisory services provided to Day Hagan SV, comparative fee and expense information, and DHAM’s profitability from managing Day Hagan SV. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Management Agreement.

Nature, Extent, and Quality of Services. The Board discussed that DHAM no longer utilized the services of a subadvisor, and two members of Day Hagan’s portfolio management team had many years of experience managing Day Hagan SV. The Board acknowledged that the third portfolio manager, although new to managing Day Hagan SV, had been serving as an analyst and strategist for DHAM for 10 years. The Board noted that the chef compliance officer and portfolio managers of DHAM were proactive on compliance matters. The Board discussed that DHAM used pre-trade review checklists to stay within Day Hagan’s SV’s investment restrictions and monitored the impact of every trading decision post-trade on Day Hagan’s SV’s allocation and concentration limits. The Board observed that DHAM conducted quarterly compliance meetings to review trades, portfolio allocation and attributions. The Board recognized that DHAM reported having a cybersecurity and information security policy that followed the framework set forth by the National Institute of Standards and Technology. The Board noted that DHAM underwent a vulnerability scan and penetration testing to make improvements it its cybersecurity policy. The Board observed that DHAM reported no material data security incidents since the management agreement’s last renewal. The Board commented that DHAM reported no regulatory examinations or investigations or material litigations in the past year. The Board concluded that the services provided by DHAM were in line with its expectations.

Performance. The Board remarked that Day Hagan SV had positive performance across all periods and had significantly outperformed all of its benchmarks over the 1-year period. The Board noted that Day Hagan SV’s 3-year performance had outperformed its peer group and Morningstar category and was slightly ahead of the S&P 500 Value Total Return Index but trailed the US Large Mid Broad Value Total Return Index. The Board commented that Day Hagan SV underperformed all of its benchmarks for the 5-year period. The Board noted that Day Hagan attributed the underperformance due to Day Hagan’s focus on deep value during the pandemic. The Board observed that Day Hagan had enhanced its research by incorporating economic value-added analysis into its investment process. After further discussion, the Board determined that Day Hagan SV’s performance was satisfactory.

Fees and Expenses. The Board remarked that the 1.00% management fee for Day Hagan SV was the highest of its peer group and higher than the Morningstar category median and average. The Board noted that Day Hagan SV’s 1.57% net expense ratio was higher than the average of the peer group but well below the 2.37% high of the peer group and 2.38% high of the Morningstar category. The Board discussed the view

Day Hagan Smart Value Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2021

of DHAM that the fees for Day Hagan SV were justified by the experience and depth of the portfolio managers and the amount of research DHAM conducted to construct Day Hagan SV’s portfolio. The Board noted that DHAM was proposing to lower the expense limitation for Day Hagan SV. The Board concluded that the management fee for Day Hagan SV was not unreasonable.

Profitability. The Board observed that, based on the information provided by DHAM, DHAM was managing Day Hagan SV at a loss. The Board therefore concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Board considered whether economies of scale had been realized with respect to the management of Day Hagan SV and concluded that based on the current asset level of Day Hagan SV, it did not appear that DHAM had achieved sufficient, or perhaps any, economies of scale to warrant further consideration of the topic. The Board agreed that although DHAM had not reached economies of scale, it would revised the issue as the size of Day Hagan SV materially increased.

Conclusion. Having requested and received information from DHAM as it believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of Day Hagan SV and its shareholders.

Day Hagan Smart Value Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/22	12/31/22	7/1/22-12/31/22	7/1/22 – 12/31/22
Class A	$1,000.00	$1,018.80	$7.53	1.48%
Class C	1,000.00	1,015.00	11.33	2.23
Class I	1,000.00	1,020.90	6.27	1.23

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/22	12/31/22	7/1/22 – 12/31/22	7/1/22-12/31/22
Class A	$1,000.00	$1,017.74	$7.73	1.48%
Class C	1,000.00	1,013.96	11.32	2.23
Class I	1,000.00	1,019.00	6.26	1.23

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

Day Hagan Smart Value Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive
Suite 302
Milwaukee, WI 53212

DH-SAR22

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover
Principal Executive Officer/President
Date: 03/06/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover___________
Principal Executive Officer/President
Date: 03/06/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Principal Financial Officer/Treasurer
Date: 03/06/2023